Note 7 - Risk Management - Impairment Losses Reconciliations I (Details)	12 Months Ended
Dec. 31, 2018 EUR (€)
Loss Allowances [Member] | Total Member
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	€ (13,960,000,000)
Loss Allowances [Member] | Financial Assets At Amortised Cost Member | Total Member
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	(13,960,000,000)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	(940,000,000)
Transfers from Stage 2 to Stage 1 (not credit impaired)	544,000,000
Transfers To Stage 3	(1,226,000,000)
Transfers from Stage 3 to Stage 1 or 2	132,000,000
Changes without transfers between stages	(3,730,000,000)
New financial assets originated	(1,692,000,000)
Purchased	0
Disposals	115,000,000
Repayments	2,623,000,000
Writte-offs	4,461,000,000
Changes in model	0
Foreign Exchange	239,000,000
Derecognition	138,000,000
Decrease through other that do not result in derecognition	(366,000,000)
Other impairment losses	1,399,000,000
Closing Balance (under IFRS 9)	(12,264,000,000)
Stage 1 [Member] | Loss Allowances [Member] | Financial Assets At Amortised Cost Member | Not credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	(2,237,000,000)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	208,000,000
Transfers from Stage 2 to Stage 1 (not credit impaired)	(125,000,000)
Transfers To Stage 3	55,000,000
Transfers from Stage 3 to Stage 1 or 2	(7,000,000)
Changes without transfers between stages	358,000,000
New financial assets originated	(1,072,000,000)
Purchased	0
Disposals	2,000,000
Repayments	641,000,000
Writte-offs	13,000,000
Changes in model	0
Foreign Exchange	(84,000,000)
Derecognition	5,000,000
Decrease through other that do not result in derecognition	3,000,000
Other impairment losses	135,000,000
Closing Balance (under IFRS 9)	(2,106,000,000)
Stage 2 [Member] | Loss Alowances collectively Assessed [Member] | Financial Assets At Amortised Cost Member | Not credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	(1,827,000,000)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	(930,000,000)
Transfers from Stage 2 to Stage 1 (not credit impaired)	619,000,000
Transfers To Stage 3	282,000,000
Transfers from Stage 3 to Stage 1 or 2	(126,000,000)
Changes without transfers between stages	(53,000,000)
New financial assets originated	(375,000,000)
Purchased	0
Disposals	3,000,000
Repayments	432,000,000
Writte-offs	14,000,000
Changes in model	0
Foreign Exchange	72,000,000
Derecognition	10,000,000
Decrease through other that do not result in derecognition	(8,000,000)
Other impairment losses	133,000,000
Closing Balance (under IFRS 9)	(1,753,000,000)
Stage 2 [Member] | Loss Alowances Individually Assessed [Member] | Financial Assets At Amortised Cost Member | Not credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	(525,000,000)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	(218,000,000)
Transfers from Stage 2 to Stage 1 (not credit impaired)	50,000,000
Transfers To Stage 3	564,000,000
Transfers from Stage 3 to Stage 1 or 2	(68,000,000)
Changes without transfers between stages	(260,000,000)
New financial assets originated	(244,000,000)
Purchased	0
Disposals	0
Repayments	118,000,000
Writte-offs	2,000,000
Changes in model	0
Foreign Exchange	(93,000,000)
Derecognition	25,000,000
Decrease through other that do not result in derecognition	1,000,000
Other impairment losses	20,000,000
Closing Balance (under IFRS 9)	(628,000,000)
Stage 3 Credit-Impaired [Member] | Loss Allowances [Member] | Financial Assets At Amortised Cost Member | Credit impaired
Reconciliation Of Changes In Allowance Account Fo rCredit Losses Of Financial Assets Line Items
Opening Balance (under IFRS 9)	(9,371,000,000)
Changes in Provisions Recognized to Cover Impairment Losses in Loans and Advances After First Implementation Adjustment of IFRS 9 Abstract
Transfers from Stage 1 to Stage 2 (not credit impaired)	0
Transfers from Stage 2 to Stage 1 (not credit impaired)	0
Transfers To Stage 3	(2,127,000,000)
Transfers from Stage 3 to Stage 1 or 2	333,000,000
Changes without transfers between stages	(3,775,000,000)
New financial assets originated	0
Purchased	0
Disposals	110,000,000
Repayments	1,432,000,000
Writte-offs	4,433,000,000
Changes in model	0
Foreign Exchange	343,000,000
Derecognition	98,000,000
Decrease through other that do not result in derecognition	(362,000,000)
Other impairment losses	1,111,000,000
Closing Balance (under IFRS 9)	€ (7,777,000,000)